Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	402,532	407,687
Number of outstanding units granted (in units) | shares	83,840	51,160
Number of outstanding units exercised (in units) | shares	(30,557)	(50,715)
Number of outstanding units cancelled (in units) | shares	(2,421)	(5,600)
Number of outstanding units expired (in units) | shares	(87,120)
Number of outstanding units, end of period (in units) | shares	366,274	402,532
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 46.65	$ 44.67
Exercise price of outstanding units granted (in usd per unit) | $ / shares	43.13	50.49
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	37.10	33.85
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	51.94	53.69
Exercise price of outstanding units expired (in usd per unit) | $ / shares	50.15
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 45.77	$ 46.65
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in units) | shares	2,007,470	2,188,359
Number of outstanding units granted (in units) | shares	255,540	169,190
Number of outstanding units exercised (in units) | shares	(185,957)	(336,535)
Number of outstanding units cancelled (in units) | shares	(20,893)	(13,544)
Number of outstanding units expired (in units) | shares	(236,062)
Number of outstanding units, end of period (in units) | shares	1,820,098	2,007,470
Exercise price of outstanding units, beginning of period (in usd per unit) | $ / shares	$ 45.10	$ 42.68
Exercise price of outstanding units granted (in usd per unit) | $ / shares	42.58	50.49
Exercise price of outstanding units exercised (in usd per unit) | $ / shares	33.49	31.88
Exercise price of outstanding units cancelled (in usd per unit) | $ / shares	50.74	51.36
Exercise price of outstanding units expired (in usd per unit) | $ / shares	50.17
Exercise price of outstanding units, end of period (in usd per unit) | $ / shares	$ 45.21	$ 45.10